GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of carrying amount of goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2022 were presented as follow:

	As of December 31,
	2021	2022
	RMB	RMB
Beginning balance	43,631	331
Addition	—	—
Accumulated impairment loss	(43,300)	—
Goodwill, net	331	331